UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Report to Stockholders.

(a)

Congress Large Cap Growth Fund
Retail Class | CAMLX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$98	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025 by 1,173 bps and 1,204 bps, with returns of 18.79% and 18.48% for the Institutional Class and Retail Share Classes respectively, vs. 30.52% for the Index.
U.S. equities continued their inexorable march higher driven by the steadfast strength of consumer spending and the mighty engine of corporate capital expenditures. Security selection within industrials, financials, and consumer staples benefitted performance during the period.
The primary detractors to performance were stock selection within the information technology and consumer discretionary sectors, and an underweight allocation to information technology.

Top Contributors
↑	NVIDIA Corp
↑	Alphabet Inc - Class A
↑	Microsoft Corp

Top Detractors
↓	THE TRADE DESK INC -CLASS A
↓	ELI LILLY & CO
↓	CHIPOTLE MEXICAN GRILL I NC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Congress Large Cap Growth Fund	PAGE 1	TSR-AR-742935216

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/18/2017)
Retail Class (without sales charge)	18.48	14.02	15.60
S&P 500 TR	21.45	17.64	15.07
Russell 1000 Growth Total Return	30.52	19.24	19.38
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$606,027,755
Number of Holdings	43
Net Advisory Fee	$2,780,476
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc. - Class A	5.8%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.4%
Howmet Aerospace, Inc.	3.0%
Home Depot, Inc.	2.8%
Costco Wholesale Corp.	2.8%

Industry	(% of net assets)
Software	13.3%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	9.3%
Technology Hardware, Storage & Peripherals	9.2%
Specialty Retail	7.4%
Broadline Retail	6.3%
Health Care Equipment & Supplies	4.3%
Financial Services	4.2%
Communications Equipment	4.1%
Cash & Other	30.5%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-AR-742935216

Congress Large Cap Growth Fund
Institutional Class | CMLIX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025 by 1,173 bps and 1,204 bps, with returns of 18.79% and 18.48% for the Institutional Class and Retail Share Classes respectively, vs. 30.52% for the Index.
U.S. equities continued their inexorable march higher driven by the steadfast strength of consumer spending and the mighty engine of corporate capital expenditures. Security selection within industrials, financials, and consumer staples benefitted performance during the period.
The primary detractors to performance were stock selection within the information technology and consumer discretionary sectors, and an underweight allocation to information technology.

Top Contributors
↑	NVIDIA Corp
↑	Alphabet Inc - Class A
↑	Microsoft Corp

Top Detractors
↓	THE TRADE DESK INC -CLASS A
↓	ELI LILLY & CO
↓	CHIPOTLE MEXICAN GRILL I NC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
Congress Large Cap Growth Fund	PAGE 1	TSR-AR-74316J789

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	18.79	14.31	14.84
S&P 500 TR	21.45	17.64	14.64
Russell 1000 Growth Total Return	30.52	19.24	18.28
Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$606,027,755
Number of Holdings	43
Net Advisory Fee	$2,780,476
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
NVIDIA Corp.	8.0%
Apple, Inc.	7.5%
Microsoft Corp.	7.4%
Amazon.com, Inc.	6.3%
Alphabet, Inc. - Class A	5.8%
Visa, Inc. - Class A	4.2%
Broadcom, Inc.	3.4%
Howmet Aerospace, Inc.	3.0%
Home Depot, Inc.	2.8%
Costco Wholesale Corp.	2.8%

Industry	(% of net assets)
Software	13.3%
Semiconductors & Semiconductor Equipment	11.4%
Interactive Media & Services	9.3%
Technology Hardware, Storage & Peripherals	9.2%
Specialty Retail	7.4%
Broadline Retail	6.3%
Health Care Equipment & Supplies	4.3%
Financial Services	4.2%
Communications Equipment	4.1%
Cash & Other	30.5%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/LargeCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Large Cap Growth Fund	PAGE 2	TSR-AR-74316J789

Congress Mid Cap Growth Fund
Retail Class | CMIDX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$108	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund Retail Share Class (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1940 bps, with a return of 0.19% for the Retail Share Class, compared with 19.59% for the Index.
Index performance during the year saw three distinct phases: a strong rally from November 2024 through mid-February on optimism towards the incoming administration, a sharp sell-off from on growing tariff concerns, and then a rebound following the pause in the most extreme tariffs, with the Index up almost 37% since April 8th. Positive market sentiment was fueled by AI-related spend, a resilient consumer, a growing  U.S economy, and continued strength in corporate earnings.
The primary detractors for the Fund during the year were stock selection within Information Technology, Health Care and Consumer Discretionary. In Technology, relative performance was hindered by not owning Palantir, which was outside of our market cap guidelines and accounted for a third of the Index’s total return. In Healthcare we saw weakness in some of our holdings. The primary contributors during the year were stock selection in Consumer Staples, Industrials, and the Fund’s underweight to Energy. In Consumer Staples the fund benefited from its exposure to more value-oriented consumer spending, while in Industrials we benefitted from our focus on datacenter buildout.

Top Contributors
↑	Curtiss-Wright Corp
↑	Emcor Group Inc
↑	Pure Storage Inc - Class A

Top Detractors
↓	Booz Allen Hamilton Holdings
↓	The Trade Desk Inc - Class A
↓	Deckers Outdoor Corp
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Congress Mid Cap Growth Fund	PAGE 1	TSR-AR-74316J466

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	0.19	6.13	9.41
S&P 500 TR	21.45	17.64	14.64
Russell Midcap Growth Total Return	19.59	11.17	12.65
Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$618,089,083
Number of Holdings	37
Net Advisory Fee	$5,226,414
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Curtiss-Wright Corp.	6.0%
EMCOR Group, Inc.	5.5%
Pure Storage, Inc. - Class A	5.0%
Monolithic Power Systems, Inc.	4.9%
nVent Electric PLC	4.5%
Cloudflare, Inc. - Class A	4.5%
Raymond James Financial, Inc.	4.4%
Ollie’s Bargain Outlet Holdings, Inc.	4.3%
Crane Co.	4.2%
Casey’s General Stores, Inc.	4.1%

Industry	(% of net assets)
Software	11.3%
Aerospace & Defense	7.9%
Construction & Engineering	7.6%
Capital Markets	7.0%
Semiconductors & Semiconductor Equipment	6.7%
Technology Hardware, Storage & Peripherals	5.0%
IT Services	4.7%
Electrical Equipment	4.5%
Broadline Retail	4.3%
Cash & Other	41.0%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
Daniel Lagan replaced Todd Solomon as the Portfolio Manager on the Fund.
Congress Mid Cap Growth Fund	PAGE 2	TSR-AR-74316J466

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
HOW HAS THE FUND CHANGED?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 3	TSR-AR-74316J466

Congress Mid Cap Growth Fund
Institutional Class | IMIDX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$82	0.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund Institutional Share Class (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1919 bps with a return of 0.40%, compared with 19.59% for the Index.
Index performance during the year saw three distinct phases: a strong rally from November 2024 through mid-February on optimism towards the incoming administration, a sharp sell-off from on growing tariff concerns, and then a rebound following the pause in the most extreme tariffs, with the Index up almost 37% since April 8th. Positive market sentiment was fueled by AI-related spend, a resilient consumer, a growing U.S economy, and continued strength in corporate earnings.
The primary detractors for the Fund during the year were stock selection within Information Technology, Health Care and Consumer Discretionary. In Technology, relative performance was hindered by not owning Palantir, which was outside of our market cap guidelines and accounted for a third of the Index’s total return. In Healthcare we saw weakness in some of our holdings. The primary contributors during the year were stock selection in Consumer Staples, Industrials, and the Fund’s underweight to Energy. In Consumer Staples the fund benefited from its exposure to more value-oriented consumer spending, while in Industrials we benefitted from our focus on datacenter buildout.

Top Contributors
↑	Curtiss-Wright Corp
↑	Emcor Group Inc
↑	Pure Storage Inc - Class A

Top Detractors
↓	Booz Allen Hamilton Holdings
↓	The Trade Desk Inc - Class A
↓	Deckers Outdoor Corp
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Congress Mid Cap Growth Fund	PAGE 1	TSR-AR-74316J458

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	0.40	6.39	9.68
S&P 500 TR	21.45	17.64	14.64
Russell Midcap Growth Total Return	19.59	11.17	12.65
Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$618,089,083
Number of Holdings	37
Net Advisory Fee	$5,226,414
Portfolio Turnover	57%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Curtiss-Wright Corp.	6.0%
EMCOR Group, Inc.	5.5%
Pure Storage, Inc. - Class A	5.0%
Monolithic Power Systems, Inc.	4.9%
nVent Electric PLC	4.5%
Cloudflare, Inc. - Class A	4.5%
Raymond James Financial, Inc.	4.4%
Ollie’s Bargain Outlet Holdings, Inc.	4.3%
Crane Co.	4.2%
Casey’s General Stores, Inc.	4.1%

Industry	(% of net assets)
Software	11.3%
Aerospace & Defense	7.9%
Construction & Engineering	7.6%
Capital Markets	7.0%
Semiconductors & Semiconductor Equipment	6.7%
Technology Hardware, Storage & Peripherals	5.0%
IT Services	4.7%
Electrical Equipment	4.5%
Broadline Retail	4.3%
Cash & Other	41.0%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
Daniel Lagan replaced Todd Solomon as the Portfolio Manager on the Fund.
Congress Mid Cap Growth Fund	PAGE 2	TSR-AR-74316J458

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/MidCap
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Mid Cap Growth Fund	PAGE 3	TSR-AR-74316J458

Congress Small Cap Growth Fund
Retail Class | CSMVX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$134	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025, by 325 bps and 351 bps, with returns of 15.56% and 15.30% for the Institutional and Retail Share classes respectively, compared with 18.81% for the Index.
U.S. small cap equities gained supported by a stronger than expected economic backdrop despite the implementation of tariffs, the anticipation of increasingly supportive Federal Reserve policy, and enthusiasm for Artificial Intelligence related growth and Trump administration priorities around defense and re-shoring. Against this backdrop, speculative areas of the Russell 2000 Growth led performance.
The primary relative detractors for the Fund during the year were stock selection within the Health Care sector driven primarily by Fund holdings Inspire Medical Systems, Integer Holdings, and  UFP Technologies, which declined 52%, 48%, and 28% respectively in the portfolio, together with negative stock selection in the Materials sector. The primary relative contributor during the year was security selection in the Consumer Discretionary sector, driven primarily by Fund holdings Stride Inc, Boot Barn, and Ollie’s Bargain Outlet, which gained 68%, 52%, and 32% respectively.

Top Contributors
↑	Sterling Infrastructure Inc
↑	Interdigital Inc
↑	Aerovironment Inc

Top Detractors
↓	Inpsire Meidcal Systems Inc
↓	Interger Holdings Corp
↓	SM Energy Co
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Congress Small Cap Growth Fund	PAGE 1	TSR-AR-74316P728

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	15.30	15.70	13.49
S&P 500 TR	21.45	17.64	14.64
Russell 2000 Growth Total Return	18.81	8.94	9.65
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,609,452,976
Number of Holdings	40
Net Advisory Fee	$10,974,445
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Sterling Infrastructure, Inc.	4.6%
InterDigital, Inc.	4.5%
Ligand Pharmaceuticals, Inc.	4.2%
Primoris Services Corp.	4.1%
AeroVironment, Inc.	4.0%
Rambus, Inc.	3.9%
Nova Ltd.	3.4%
Calix, Inc.	3.4%
Boot Barn Holdings, Inc.	3.1%
Novanta, Inc.	2.8%

Industry	(% of net assets)
Software	11.3%
Construction & Engineering	8.6%
Semiconductors & Semiconductor Equipment	7.3%
Machinery	6.9%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	5.8%
Electronic Equipment, Instruments & Components	5.3%
Banks	4.4%
Chemicals	4.3%
Cash & Other	39.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
Congress Small Cap Growth Fund	PAGE 2	TSR-AR-74316P728

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 3	TSR-AR-74316P728

Congress Small Cap Growth Fund
Institutional Class | CSMCX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2025, by 325 bps and 351 bps, with returns of 15.56% and 15.30% for the Institutional and Retail Share classes respectively, compared with 18.81% for the Index.
U.S. small cap equities gained supported by a stronger than expected economic backdrop despite the implementation of tariffs, the anticipation of increasingly supportive Federal Reserve policy, and enthusiasm for Artificial Intelligence related growth and Trump administration priorities around defense and re-shoring. Against this backdrop, speculative areas of the Russell 2000 Growth led performance.
The primary relative detractors for the Fund during the year were stock selection within the Health Care sector driven primarily by Fund holdings Inspire Medical Systems, Integer Holdings, and  UFP Technologies, which declined 52%, 48%, and 28% respectively in the portfolio, together with negative stock selection in the Materials sector. The primary relative contributor during the year was security selection in the Consumer Discretionary sector, driven primarily by Fund holdings Stride Inc, Boot Barn, and Ollie’s Bargain Outlet, which gained 68%, 52%, and 32% respectively.

Top Contributors
↑	Sterling Infrastructure Inc
↑	Interdigital Inc
↑	Aerovironment Inc

Top Detractors
↓	Inpsire Meidcal Systems Inc
↓	Interger Holdings Corp
↓	SM Energy Co
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Congress Small Cap Growth Fund	PAGE 1	TSR-AR-74316P710

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	15.56	15.98	13.78
S&P 500 TR	21.45	17.64	14.64
Russell 2000 Growth Total Return	18.81	8.94	9.65
Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,609,452,976
Number of Holdings	40
Net Advisory Fee	$10,974,445
Portfolio Turnover	34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Holdings	(% of net assets)
Sterling Infrastructure, Inc.	4.6%
InterDigital, Inc.	4.5%
Ligand Pharmaceuticals, Inc.	4.2%
Primoris Services Corp.	4.1%
AeroVironment, Inc.	4.0%
Rambus, Inc.	3.9%
Nova Ltd.	3.4%
Calix, Inc.	3.4%
Boot Barn Holdings, Inc.	3.1%
Novanta, Inc.	2.8%

Industry	(% of net assets)
Software	11.3%
Construction & Engineering	8.6%
Semiconductors & Semiconductor Equipment	7.3%
Machinery	6.9%
Aerospace & Defense	6.3%
Health Care Equipment & Supplies	5.8%
Electronic Equipment, Instruments & Components	5.3%
Banks	4.4%
Chemicals	4.3%
Cash & Other	39.8%
Sector Breakdown* (% of Net Assets)
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://congress-mutual-funds.web.app/SmallCap
Congress Small Cap Growth Fund	PAGE 2	TSR-AR-74316P710

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Congress Asset Management Company documents not be householded, please contact Congress Asset Management Company at (888) 688-1299, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Congress Asset Management Company or your financial intermediary.
Congress Small Cap Growth Fund	PAGE 3	TSR-AR-74316P710

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Congress Large Cap Growth Fund

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$23,100	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Congress Mid Cap Growth Fund

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$23,100	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

Congress Small Cap Growth Fund

	FYE 10/31/2025	FYE 10/31/2024
Audit Fees	$23,100	$22,850
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,900
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Congress Large Cap Growth Fund

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress Mid Cap Growth Fund

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Congress Small Cap Growth Fund

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Congress Large Cap Growth Fund

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Mid Cap Growth Fund

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Congress Small Cap Growth Fund

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONGRESS FUNDS
Congress Large Cap Growth Fund
Congress Mid Cap Growth Fund
Congress Small Cap Growth Fund
Core Financial Statements
October 31, 2025

CONGRESS LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.8%
Aerospace & Defense - 3.0%
Howmet Aerospace, Inc.	88,400	$18,205,980
Biotechnology - 0.8%
Alnylam Pharmaceuticals, Inc.(a)	11,100	5,062,044
Broadline Retail - 6.3%
Amazon.com, Inc.(a)	155,600	38,000,632
Capital Markets - 3.2%
Goldman Sachs Group, Inc.	15,450	12,195,766
Moody’s Corp.	15,575	7,480,673
		19,676,439
Chemicals - 1.4%
Ecolab, Inc.	32,900	8,435,560
Commercial Services & Supplies - 1.0%
Cintas Corp.	32,800	6,011,256
Communications Equipment - 4.1%
Arista Networks, Inc.(a)	102,000	16,084,380
Motorola Solutions, Inc.	21,300	8,662,923
		24,747,303
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	19,000	11,648,900
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.	18,400	16,770,680
Electrical Equipment - 2.5%
Eaton Corp. PLC	40,000	15,262,400
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	40,650	5,664,171
Entertainment - 3.1%
Netflix, Inc.(a)	8,100	9,062,766
TKO Group Holdings, Inc.	52,031	9,802,640
		18,865,406
Financial Services - 4.2%
Visa, Inc. - Class A	74,100	25,248,834
Ground Transportation - 1.9%
Uber Technologies, Inc.(a)	118,000	11,387,000
Health Care Equipment & Supplies - 4.3%
Boston Scientific Corp.(a)	102,700	10,343,944
Intuitive Surgical, Inc.(a)	29,700	15,868,116
		26,212,060

	Shares	Value
Insurance - 1.4%
Arthur J Gallagher & Co.	33,775	$8,426,525
Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A	124,000	34,867,560
Alphabet, Inc. - Class C	29,500	8,313,690
Meta Platforms, Inc. - Class A	20,700	13,420,845
		56,602,095
IT Services - 0.8%
Shopify, Inc. - Class A(a)	26,500	4,607,290
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	8,800	4,993,032
Machinery - 1.5%
Parker-Hannifin Corp.	11,600	8,964,828
Oil, Gas & Consumable Fuels - 1.6%
Williams Cos., Inc.	166,500	9,635,355
Pharmaceuticals - 0.7%
Eli Lilly & Co.	5,100	4,400,586
Semiconductors & Semiconductor Equipment - 11.4%
Broadcom, Inc.	55,000	20,329,650
NVIDIA Corp.	240,500	48,698,845
		69,028,495
Software - 13.3%
Dynatrace, Inc.(a)	49,162	2,486,122
Microsoft Corp.	86,775	44,932,963
Palantir Technologies, Inc. - Class A(a)	13,000	2,606,110
Palo Alto Networks, Inc.(a)	31,600	6,959,584
ServiceNow, Inc.(a)	12,150	11,169,252
Synopsys, Inc.(a)	27,000	12,253,140
		80,407,171
Specialty Retail - 7.4%
Home Depot, Inc.	45,475	17,261,855
O’Reilly Automotive, Inc.(a)	175,500	16,574,220
TJX Cos., Inc.	77,600	10,874,864
		44,710,939
Technology Hardware, Storage & Peripherals - 9.2%
Apple, Inc.	168,500	45,557,345
Dell Technologies, Inc. - Class C	61,000	9,882,610
		55,439,955
TOTAL COMMON STOCKS (Cost $226,719,163)		598,414,936

The accompanying notes are an integral part of these financial statements.

1

CONGRESS LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.0%
Health Care REITs - 1.0%
Welltower, Inc.	34,000	$6,155,360
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,158,834)		6,155,360
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.98%(b)	1,865,586	1,865,586
TOTAL MONEY MARKET FUNDS (Cost $1,865,586)		1,865,586
TOTAL INVESTMENTS - 100.1% (Cost $233,743,583)		$606,435,882
Liabilities in Excess of Other Assets - (0.1)%		(408,127)
TOTAL NET ASSETS - 100.0%		$606,027,755

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

CONGRESS MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 96.8%
Aerospace & Defense - 7.9%
Curtiss-Wright Corp.	62,700	$37,352,271
HEICO Corp.	35,652	11,329,136
		48,681,407
Biotechnology - 3.4%
Alnylam Pharmaceuticals, Inc.(a)	8,100	3,693,924
Halozyme Therapeutics, Inc.(a)	267,925	17,466,031
		21,159,955
Broadline Retail - 4.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	221,927	26,811,001
Capital Markets - 7.0%
Houlihan Lokey, Inc.	91,900	16,457,452
Raymond James Financial, Inc.	170,050	26,981,834
		43,439,286
Construction & Engineering - 7.6%
API Group Corp.(a)	44,500	1,638,490
EMCOR Group, Inc.	50,700	34,262,046
Quanta Services, Inc.	25,000	11,228,250
		47,128,786
Consumer Staples Distribution & Retail - 4.2%
Casey’s General Stores, Inc.	49,760	25,536,334
Sprouts Farmers Market, Inc.(a)	8,357	659,869
		26,196,203
Electrical Equipment - 4.5%
nVent Electric PLC	243,571	27,852,344
Electronic Equipment, Instruments & Components - 0.4%
Advanced Energy Industries, Inc.	12,325	2,498,647
Financial Services - 1.0%
Toast, Inc. - Class A(a)	167,000	6,035,380
Health Care Equipment & Supplies - 3.7%
Penumbra, Inc.(a)	99,929	22,720,857
Health Care Providers & Services - 2.6%
Encompass Health Corp.	142,300	16,200,855
Hotels, Restaurants & Leisure - 1.9%
Viking Holdings Ltd.(a)	190,500	11,591,925
Household Durables - 4.1%
DR Horton, Inc.	45,565	6,792,830
Garmin Ltd.	86,100	18,420,234
		25,213,064
Insurance - 2.4%
Brown & Brown, Inc.	184,500	14,712,030

	Shares	Value
Interactive Media & Services - 2.5%
Pinterest, Inc. - Class A(a)	464,000	$15,358,400
IT Services - 4.7%
Cloudflare, Inc. - Class A(a)	109,000	27,609,700
MongoDB, Inc.(a)	4,425	1,592,203
		29,201,903
Machinery - 4.2%
Crane Co.	136,120	25,862,800
Professional Services - 2.1%
Booz Allen Hamilton Holding Corp.	150,350	13,104,506
Semiconductors & Semiconductor Equipment - 6.7%
Credo Technology Group Holding Ltd.(a)	59,100	11,088,342
Monolithic Power Systems, Inc.	30,000	30,150,000
		41,238,342
Software - 11.3%
CyberArk Software Ltd.(a)	47,051	24,503,220
Datadog, Inc. - Class A(a)	72,662	11,830,100
Dynatrace, Inc.(a)	127,500	6,447,675
Fair Isaac Corp.(a)	2,076	3,445,184
Guidewire Software, Inc.(a)	100,400	23,457,456
		69,683,635
Technology Hardware, Storage & Peripherals - 5.0%
Pure Storage, Inc. - Class A(a)	313,650	30,957,255
Textiles, Apparel & Luxury Goods - 2.7%
Tapestry, Inc.	152,000	16,692,640
Trading Companies & Distributors - 2.6%
Fastenal Co.	392,100	16,134,915
TOTAL COMMON STOCKS (Cost $401,198,127)		598,476,136
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.2%
First American Treasury Obligations Fund - Class X, 3.98%(b)	19,629,216	19,629,216
TOTAL MONEY MARKET FUNDS (Cost $19,629,216)		19,629,216
TOTAL INVESTMENTS - 100.0% (Cost $420,827,343)		$618,105,352
Liabilities in Excess of Other Assets - (0.0)(c)		(16,269)
TOTAL NET ASSETS - 100.0%		$618,089,083

The accompanying notes are an integral part of these financial statements.

3

CONGRESS MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

CONGRESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 6.3%
AeroVironment, Inc.(a)	175,000	$64,734,250
Moog, Inc. - Class A	180,000	36,873,000
		101,607,250
Automobile Components - 2.6%
Modine Manufacturing Co.(a)	270,000	41,366,700
Banks - 4.4%
Ameris Bancorp	540,000	38,674,800
Atlantic Union Bankshares Corp.	985,000	32,032,200
		70,707,000
Biotechnology - 1.8%
Vericel Corp.(a)	820,000	28,749,200
Broadline Retail - 2.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	327,800	39,601,518
Building Products - 1.8%
CSW Industrials, Inc.	115,000	28,798,300
Capital Markets - 3.9%
Cohen & Steers, Inc.	355,000	24,253,600
PJT Partners, Inc. - Class A	237,800	38,311,958
		62,565,558
Chemicals - 4.3%
Balchem Corp.	205,000	31,444,950
Sensient Technologies Corp.	400,000	37,716,000
		69,160,950
Commercial Services & Supplies - 2.2%
Interface, Inc.	1,400,000	34,860,000
Communications Equipment - 3.4%
Calix, Inc.(a)	793,000	54,257,060
Construction & Engineering - 8.6%
Primoris Services Corp.	462,150	65,403,468
Sterling Infrastructure, Inc.(a)	194,000	73,312,600
		138,716,068
Construction Materials - 1.6%
Knife River Corp.(a)	420,000	25,393,200
Diversified Consumer Services - 2.3%
Universal Technical Institute, Inc.(a)	1,250,000	37,150,000
Electronic Equipment, Instruments & Components - 5.3%
Crane NXT Co.	635,000	40,163,750
Novanta, Inc.(a)	360,000	45,723,600
		85,887,350
Health Care Equipment & Supplies - 5.8%
LeMaitre Vascular, Inc.	385,000	33,344,850
Merit Medical Systems, Inc.(a)	375,000	32,827,500

	Shares	Value
UFP Technologies, Inc.(a)	140,000	$26,969,600
		93,141,950
Household Durables - 2.2%
Champion Homes, Inc.(a)	525,000	35,820,750
Interactive Media & Services - 2.3%
Cargurus, Inc.(a)	1,077,500	37,841,800
Leisure Products - 1.4%
YETI Holdings, Inc.(a)	675,000	22,943,250
Life Sciences Tools & Services - 2.0%
Repligen Corp.(a)	220,000	32,793,200
Machinery - 6.9%
Enpro, Inc.	180,000	41,761,800
Federal Signal Corp.	310,000	36,589,300
JBT Marel Corp.	255,000	32,155,500
		110,506,600
Oil, Gas & Consumable Fuels - 0.8%
SM Energy Co.	660,000	13,787,400
Pharmaceuticals - 4.2%
Ligand Pharmaceuticals, Inc.(a)	350,000	66,958,500
Semiconductors & Semiconductor Equipment - 7.3%
Nova Ltd.(a)	160,000	55,142,400
Rambus, Inc.(a)	610,000	62,732,400
		117,874,800
Software - 11.3%
ACI Worldwide, Inc.(a)	760,000	36,198,800
Box, Inc. - Class A(a)	1,075,000	34,496,750
Commvault Systems, Inc.(a)	284,000	39,538,480
InterDigital, Inc.	200,000	72,392,000
		182,626,030
Specialty Retail - 3.1%
Boot Barn Holdings, Inc.(a)	260,000	49,309,000
TOTAL COMMON STOCKS (Cost $1,166,773,444)		1,582,423,434
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
First American Treasury Obligations Fund - Class X, 3.98%(b)	26,913,920	26,913,920
TOTAL MONEY MARKET FUNDS (Cost $26,913,920)		26,913,920
TOTAL INVESTMENTS - 100.0% (Cost $1,193,581,375)		$1,609,337,354
Other Assets in Excess of Liabilities - 0.0%(c)		115,622
TOTAL NET ASSETS - 100.0%		$1,609,452,976

The accompanying notes are an integral part of these financial statements.

5

CONGRESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2025 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

CONGRESS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
ASSETS:
Investments, at value	$606,435,882	$618,105,352	$1,609,337,354
Receivable for fund shares sold	52,410	384,786	1,262,856
Dividends receivable	39,124	198,144	223,435
Receivable for investments sold	—	3,618,464	3,288,325
Dividend tax reclaims receivable	—	1,636	—
Prepaid expenses and other assets	17,993	32,578	38,964
Total assets	606,545,409	622,340,960	1,614,150,934
LIABILITIES:
Payable to adviser	253,036	283,706	972,928
Payable for distribution and shareholder servicing fees	94,824	370,052	662,822
Payable for capital shares redeemed	52,747	1,275,256	974,960
Payable for fund administration and accounting fees	43,244	70,182	95,790
Payable for audit fees	25,750	25,750	25,749
Payable for transfer agent fees and expenses	22,289	41,106	62,390
Payable for custodian fees	5,687	9,807	13,686
Payable for compliance fees	1,834	1,833	1,834
Payable for investments purchased	—	2,018,031	1,825,491
Payable for expenses and other liabilities	18,243	156,154	62,308
Total liabilities	517,654	4,251,877	4,697,958
NET ASSETS	$606,027,755	$618,089,083	$1,609,452,976
Net Assets Consists of:
Paid-in capital	$194,134,280	$368,021,290	$1,164,938,093
Total distributable earnings	411,893,475	250,067,793	444,514,883
Total net assets	$606,027,755	$618,089,083	$1,609,452,976
Institutional Class
Net assets	$602,509,181	$580,198,003	$1,450,402,405
Shares issued and outstanding(a)	11,156,059	25,200,475	28,144,449
Net asset value per share	$54.01	$23.02	$51.53
Retail Class
Net assets	$3,518,574	$37,891,080	$159,050,571
Shares issued and outstanding(a)	65,806	1,710,096	3,559,177
Net asset value per share	$53.47	$22.16	$44.69
Cost:
Investments, at cost	$233,743,583	$420,827,343	$1,193,581,375

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

7

CONGRESS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Congress Large Cap Growth Fund	Congress Mid Cap Growth Fund	Congress Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$3,437,466	$4,379,879	$5,684,090
Less: Dividend withholding taxes	(7,438)	—	—
Less: Issuance fees	—	(1,175)	(38,000)
Other income	926	77,539	1,385
Total investment income	3,430,954	4,456,243	5,647,475
EXPENSES:
Investment advisory fee	2,780,476	5,273,643	11,833,571
Transfer agent fees	377,440	1,097,284	1,802,392
Fund administration and accounting fees	260,320	390,413	610,107
Federal and state registration fees	39,807	105,619	114,469
Trustees’ fees	36,184	42,497	54,751
Custodian fees	34,825	49,788	86,367
Audit fees	25,751	25,750	25,750
Reports to shareholders	22,921	116,933	179,935
Compliance fees	11,000	10,999	11,001
Distribution expenses - Retail Class	8,367	82,129	347,012
Legal fees	6,422	6,421	6,249
Interest expense	—	907	—
Other expenses and fees	36,335	122,277	55,439
Total expenses	3,639,848	7,324,660	15,127,043
Expense reimbursement by Adviser	—	(47,229)	(859,126)
Net expenses	3,639,848	7,277,431	14,267,917
Net investment loss	(208,894)	(2,821,188)	(8,620,442)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	42,062,162	100,192,103	49,844,531
In-Kind Gain	—	21,593,073	—
Foreign currency translation	—	(84)	—
Net realized gain (loss)	42,062,162	121,785,092	49,844,531
Net change in unrealized appreciation (depreciation) on:
Investments	56,174,320	(133,938,102)	159,214,335
Foreign currency translation	—	41	—
Net change in unrealized appreciation (depreciation)	56,174,320	(133,938,061)	159,214,335
Net realized and unrealized gain (loss)	98,236,482	(12,152,969)	209,058,866
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,027,588	$(14,974,157)	$200,438,424

The accompanying notes are an integral part of these financial statements.

8

CONGRESS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Congress Large Cap Growth Fund		Congress Mid Cap Growth Fund
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(208,894)	$974,779	$(2,821,188)	$(3,155,489)
Net realized gain (loss)	42,062,162	31,654,543	121,785,092	158,726,654
Net change in unrealized appreciation (depreciation)	56,174,320	107,804,398	(133,938,061)	103,420,612
Net increase (decrease) in net assets from operations	98,027,588	140,433,720	(14,974,157)	258,991,777
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	(31,069,412)	(16,302,364)	(141,490,410)	(77,310,011)
From earnings - Retail Class	(195,822)	(90,601)	(4,524,798)	(2,929,542)
Total distributions to shareholders	(31,265,234)	(16,392,965)	(146,015,208)	(80,239,553)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	15,382,214	24,850,276	159,420,274	234,972,523
Shares issued in reinvestment of distributions - Institutional Class	26,636,000	14,084,697	94,052,221	52,241,331
Shares redeemed - Institutional Class	(47,483,418)	(40,419,046)	(718,069,525)	(386,209,498)
Shares sold - Retail Class	504,712	1,048,630	17,669,106	13,327,556
Shares issued in reinvestment of distributions - Retail Class	177,423	81,521	3,791,512	2,511,304
Shares redeemed - Retail Class	(1,030,983)	(861,949)	(15,931,303)	(26,798,692)
Net increase (decrease) in net assets from capital transactions	(5,814,052)	(1,215,871)	(459,067,715)	(109,955,476)
Net increase (decrease) in net assets	60,948,302	122,824,884	(620,057,080)	68,796,748
NET ASSETS:
Beginning of the year	545,079,453	422,254,569	1,238,146,163	1,169,349,415
End of the year	$606,027,755	$545,079,453	$618,089,083	$1,238,146,163
SHARES TRANSACTIONS
Shares sold - Institutional Class	319,950	555,359	6,898,377	9,338,835
Shares issued in reinvestment of distributions - Institutional Class	546,380	345,437	3,958,427	2,173,100
Shares redeemed - Institutional Class	(979,143)	(906,747)	(31,911,692)	(15,251,590)
Shares sold - Retail Class	10,595	23,403	818,747	546,847
Shares issued in reinvestment of distributions - Retail Class	3,668	2,011	165,424	107,597
Shares redeemed - Retail Class	(21,407)	(19,317)	(739,174)	(1,089,911)
Total increase (decrease) in shares outstanding	(119,957)	146	(20,809,891)	(4,175,122)

The accompanying notes are an integral part of these financial statements.

9

CONGRESS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Congress Small Cap Growth Fund
	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$(8,620,442)	$(6,177,121)
Net realized gain (loss)	49,844,531	30,807,109
Net change in unrealized appreciation (depreciation)	159,214,335	241,135,614
Net increase (decrease) in net assets from operations	200,438,424	265,765,602
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	534,900,769	491,771,719
Shares redeemed - Institutional Class	(350,328,437)	(285,139,108)
Shares sold - Retail Class	39,282,494	32,152,912
Shares redeemed - Retail Class	(24,585,763)	(50,177,947)
Net increase (decrease) in net assets from capital transactions	199,269,063	188,607,576
Net increase (decrease) in net assets	399,707,487	454,373,178
NET ASSETS:
Beginning of the year	1,209,745,489	755,372,311
End of the year	$ 1,609,452,976	$ 1,209,745,489
SHARES TRANSACTIONS
Shares sold - Institutional Class	11,397,474	12,219,689
Shares redeemed - Institutional Class	(7,582,166)	(7,086,220)
Shares sold - Retail Class	943,605	931,012
Shares redeemed - Retail Class	(608,770)	(1,424,334)
Total increase (decrease) in shares outstanding	4,150,143	4,640,147

The accompanying notes are an integral part of these financial statements.

10

CONGRESS LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$48.06	$37.23	$33.69	$47.54	$37.89
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	0.09	0.16	0.16	0.08
Net realized and unrealized gain (loss) on investments(b)	8.75	12.19	4.72	(9.45)	12.87
Total from investment operations	8.73	12.28	4.88	(9.29)	12.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.18)	(0.20)	(0.06)	(0.10)
Net realized gains	(2.74)	(1.27)	(1.14)	(4.50)	(3.20)
Total distributions	(2.78)	(1.45)	(1.34)	(4.56)	(3.30)
Net asset value, end of year	$54.01	$48.06	$37.23	$33.69	$47.54
Total return	18.79%	33.69%	14.93%	−21.69%	36.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$602,509	$541,601	$419,784	$377,494	$501,760
Ratio of expenses to average net assets	0.65%	0.68%	0.69%	0.69%	0.68%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.19%	0.44%	0.42%	0.18%
Portfolio turnover rate	22%	19%	22%	23%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

11

CONGRESS LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$47.69	$36.95	$33.43	$47.27	$37.71
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.14)	(0.03)	0.08	0.06	(0.03)
Net realized and unrealized gain (loss) on investments(b)	8.66	12.12	4.68	(9.40)	12.80
Total from investment operations	8.52	12.09	4.76	(9.34)	12.77
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.10)	—	(0.01)
Net realized gains	(2.74)	(1.27)	(1.14)	(4.50)	(3.20)
Total distributions	(2.74)	(1.35)	(1.24)	(4.50)	(3.21)
Net asset value, end of year	$53.47	$47.69	$36.95	$33.43	$47.27
Total return	18.48%	33.39%	14.67%	−21.90%	36.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,519	$3,479	$2,471	$2,651	$4,048
Ratio of expenses to average net assets	0.90%	0.93%	0.94%	0.94%	0.93%
Ratio of net investment income (loss) to average net assets	(0.28)%	(0.07)%	0.22%	0.17%	(0.07)%
Portfolio turnover rate	22%	19%	22%	23%	19%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

12

CONGRESS MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.97	$22.55	$23.44	$36.88	$24.75
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.07)	(0.06)	(0.03)	(0.07)	(0.10)
Net realized and unrealized gain (loss) on investments(b)	0.27	5.02	0.45	(9.37)	12.81
Total from investment operations	0.20	4.96	0.42	(9.44)	12.71
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Total distributions	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Net asset value, end of year	$23.02	$25.97	$22.55	$23.44	$36.88
Total return	0.40%	22.56%	1.57%	−28.37%	52.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$580,198	$1,201,278	$1,127,631	$1,192,170	$1,706,782
Ratio of expenses to average net assets:(c)
Before expense reimbursement/ recoupment	0.82%	0.80%	0.79%	0.78%	0.79%
After expense reimbursement/ recoupment	0.82%	0.80%	0.79%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	(0.31)%	(0.24)%	(0.12)%	(0.26)%	(0.30)%
Portfolio turnover rate	57%(d)	49%	40%	16%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)
Includes interest expense and LOC commitment expense of $37,880 or less than 0.01% for the year ended October 31, 2025. Includes interest expense and LOC commitment expense of $14,716 or less than 0.005% for the year ended October 31, 2024.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

13

CONGRESS MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$25.16	$21.95	$22.90	$36.20	$24.37
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.12)	(0.12)	(0.09)	(0.13)	(0.17)
Net realized and unrealized gain (loss) on investments(b)	0.27	4.87	0.45	(9.17)	12.58
Total from investment operations	0.15	4.75	0.36	(9.30)	12.41
LESS DISTRIBUTIONS FROM:
Net realized gains	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Total distributions	(3.15)	(1.54)	(1.31)	(4.00)	(0.58)
Net asset value, end of year	$22.16	$25.16	$21.95	$22.90	$36.20
Total return	0.19%	22.20%	1.34%	−28.54%	51.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$37,891	$36,868	$41,718	$43,123	$41,606
Ratio of expenses to average net assets:(c)
Before expense reimbursement/recoupment	1.08%	1.05%	1.04%	1.03%	1.04%
After expense reimbursement/recoupment	1.08%	1.05%	1.04%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.49)%	(0.37)%	(0.50)%	(0.56)%
Portfolio turnover rate	57%(d)	49%	40%	16%	14%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)
Includes interest expense and LOC commitment expense of $1,542 or less than 0.005% for the year ended October 31, 2025. Includes interest expense and LOC commitment expense of $542 or less than 0.005% for the year ended October 31, 2024.

(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

14

CONGRESS SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$44.59	$33.67	$34.19	$49.69	$30.76
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.28)	(0.23)	(0.17)	(0.23)	(0.33)
Net realized and unrealized gain (loss) on investments(b)	7.22	11.15	(0.35)	(8.46)	21.83
Total from investment operations	6.94	10.92	(0.52)	(8.69)	21.50
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(6.81)	(2.57)
Total distributions	—	—	—	(6.81)	(2.57)
Net asset value, end of year	$51.53	$44.59	$33.67	$34.19	$49.69
Total return	15.56%	32.43%	−1.52%	−19.95%	73.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,450,402	$1,084,771	$646,291	$321,105	$127,289
Ratio of expenses to average net assets(c):
Before expense reimbursement/recoupment	1.06%	1.06%	1.07%	1.10%	1.14%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.59)%	(0.57)%	(0.46)%	(0.64)%	(0.78)%
Portfolio turnover rate	34%	45%	32%	23%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Includes interest expense of $13,214 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

15

CONGRESS SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
RETAIL CLASS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$38.76	$29.34	$29.87	$44.39	$27.78
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.35)	(0.29)	(0.22)	(0.29)	(0.39)
Net realized and unrealized gain (loss) on investments(b)	6.28	9.71	(0.31)	(7.42)	19.57
Total from investment operations	5.93	9.42	(0.53)	(7.71)	19.18
LESS DISTRIBUTIONS FROM:
Net realized gains	—	—	—	(6.81)	(2.57)
Total distributions	—	—	—	(6.81)	(2.57)
Net asset value, end of year	$44.69	$38.76	$29.34	$29.87	$44.39
Total return	15.30%	32.11%	−1.77%	−20.15%	73.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$159,051	$124,975	$109,081	$85,978	$88,979
Ratio of expenses to average net assets(c):
Before expense reimbursement/recoupment	1.31%	1.31%	1.32%	1.34%	1.39%
After expense reimbursement/recoupment	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.84)%	(0.82)%	(0.70)%	(0.88)%	(1.03)%
Portfolio turnover rate	34%	45%	32%	23%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Includes interest expense of $1,816 or less than 0.005% for the year ended October 31, 2024.
The accompanying notes are an integral part of these financial statements.

16

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – ORGANIZATION
Large Cap Growth, Mid Cap Growth, and Small Cap Growth (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” Large Cap Growth, which originally commenced operations on March 31, 2009, reorganized with the Century Shares Trust effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Shares Trust. Accordingly, Large Cap Growth has now adopted the inception date of the Century Shares Trust, which commenced operations on March 15, 1928. Mid Cap Growth commenced operations on October 31, 2012. Small Cap Growth was reorganized from the Century Small Cap Select Fund, effective as of the close of business September 15, 2017, and assumed the accounting and performance history of the Century Small Cap Select Fund, which commenced operations on December 9, 1999. Both the Century Shares Trust and the Century Small Cap Select Fund were series of the Century Capital Management Trust.
The Funds offer Retail Class and Institutional Class shares. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments, are allocated to each class of shares based on its relative net assets.
Large Cap Growth and Small Cap Growth’s investment objectives are to seek long-term capital growth. Mid Cap Growth’s investment objective is to seek long-term capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid price and asked price will be used.

Prior to the effectiveness of Rule 2a-5 on September 8, 2022, the Board of Trustees (the “Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust, which was comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served until September 7, 2022. Effective September 8, 2022, the Board approved Congress Asset Management Company, LLP (the “Advisor”), as the Funds’ valuation designee under Rule 2a-5.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

17

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025. See the Schedules of Investments for industry breakouts.
Large Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$598,414,936	$—	$—	$598,414,936
Real Estate Investment Trusts	6,155,360	—	—	6,155,360
Short-Term Investments	1,865,586	—	—	1,865,586
Total Investments in Securities	$606,435,882	$—	$—	$606,435,882

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$598,476,136	$—	$—	$598,476,136
Short-Term Investments	19,629,216	—	—	19,629,216
Total Investments in Securities	$618,105,352	$—	$—	$618,105,352

Small Cap Growth

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,582,423,434	$—	$—	$1,582,423,434
Short-Term Investments	26,913,920	—	—	26,913,920
Total Investments in Securities	$1,609,337,354	$—	$—	$1,609,337,354

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
The Funds do not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,

18

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net income losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year.
As of the year ended October 31, 2025, the Funds had capital loss carry-forward and deferred post-October and late year losses as follows:

	Capital Loss Carry-Forward		Post-October Losses
	ST	LT	Capital	Ordinary Late Year Loss
Large Cap Growth	$—	$—	$—	$372,696
Mid Cap Growth	—	—	—	2,193,519
Small Cap Growth[1]	—	—	—	7,363,632

[1]	Small Cap Growth utilized $11,752,621 of Capital Loss Carry-Forward.
As of October 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of October 31, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from MLPs & REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The

19

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price is equal to the Funds’ net asset value per share. The Funds charged a 1.00% redemption fee on shares held less than 90 days, however, the redemption fee was eliminated for Large Cap Growth and Small Cap Growth as of close of business day on September 15, 2017, and Mid Cap Growth as of April 30, 2016. This fee was deducted from the redemption proceeds otherwise payable to the shareholder. The Funds retained the fee charged as paid-in capital and such fees became part of the Funds’ daily NAV calculation.
H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that each Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
New Accounting Pronouncement. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the following adjustments were made:

	Distributable (Accumulated) Earnings (Losses)	Paid-In Capital
Large Cap Growth	$(2,484,022)	$2,484,022
Mid Cap Growth	(63,577,347)	63,577,347
Small Cap Growth	4,918,358	(4,918,358)

L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Congress Asset Management Company, LLP (the “Advisor”) provides each Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee. For each of the Funds, the Advisor is entitled to a monthly fee as compensation for its services at the annual rates shown in the following table:

Large Cap Growth	0.50%
Mid Cap Growth	0.60%
Small Cap Growth	0.85%

20

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The advisory fees incurred during the year ended October 31, 2025, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.
The Advisor has contractually agreed to limit each Fund’s expense ratio as follows by reducing all or a portion of its fees and reimbursing the Fund’s expenses so that its ratio of expenses to average net assets will not exceed:

Current
Large Cap Growth	0.95%
Mid Cap Growth	0.85%
Small Cap Growth	1.00%

The contract’s term is indefinite and may be terminated only by the Board. The amount of fees waived and expenses absorbed during the year ended October 31, 2025, are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.
The Advisor may recapture a portion of the following amounts no later than the dates as stated below. Any recapture of a fee waived or expense reimbursed should occur before the end of the third year following the period to which the fee waiver and/or expense absorption relates.
The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement. Additionally, the Advisor may only be reimbursed if the amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser expense cap in place at the time of waiver or reimbursement. Any such reimbursement is also contingent upon the Board’s review.
Mid Cap Growth:

Expiration	Amount
October 31, 2028	$47,229
$47,229

Small Cap Growth:

Expiration	Amount
October 31, 2026	$451,362
October 31, 2027	594,557
October 31, 2028	859,126
$1,905,045

The Large Cap Growth Fund did not waive any fees during the year ended October 31, 2025 and had no previously-waived fees available for reimbursement.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2025, are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class. The Plan provides that each Fund may pay a fee to the Distributor at an

21

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
annual rate up to 0.25% of the average daily net assets of the Retail Class of each Fund. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Distribution fees incurred by the Funds during the year ended October 31, 2025, are disclosed in the Statements of Operations.
Each Fund has entered into sub-transfer agent arrangements (the “Arrangements”), for sub-transfer agent fees paid to third-party intermediaries, with respect to each Fund. All Arrangements must be approved by the Board. For the year ended October 31, 2025, sub-transfer agent fees incurred by the Funds are disclosed in the Statements of Operations.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale or maturity of securities, excluding short-term securities, for the year ended October 31, 2025, were as follows:

Fund	Purchases	Sales/Maturities	Purchases In-Kind	Sales In-Kind
Large Cap Growth	$120,917,118	$145,476,666	$—	$—
Mid Cap Growth	497,419,997	1,086,979,344	—	37,206,396
Small Cap Growth	659,543,297	469,245,375	—	—

There were no purchases or sales of long-term U.S. Government securities for the year ended October 31, 2025.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended October 31, 2025 and October 31, 2024, for the Funds were as follows:
Large Cap Growth:

	2025	2024
Distributions paid from:
Ordinary income	$409,898	$2,056,902
Long-term capital gain[1]	30,855,336	14,336,063
	$31,265,234	$16,392,965

Mid Cap Growth:

	2025	2024
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain[1]	146,015,208	80,239,553
	$146,015,208	$80,239,553

Small Cap Growth:

	2025	2024
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain[1]	—	—
	$—	$—

[1]	Designated as long-term capital gain dividend, pursuant of Internal Revenue Code Section 852(b)(3).

22

CONGRESS FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The components of accumulated earnings (losses) on a tax basis as of the most recent fiscal year ended October 31, 2025, were as follows 2:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Cost of investments	$234,184,499	$421,390,074	$1,194,078,345
Gross tax unrealized appreciation	373,567,894	200,097,200	473,279,312
Gross tax unrealized depreciation	(1,316,511)	(3,381,922)	(58,020,303)
Net unrealized appreciation (depreciation)	372,251,383	196,715,278	415,259,009
Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	40,014,788	55,546,034	36,619,506
Total distributable earnings	40,014,788	55,546,034	36,619,506
Other accumulated gains (losses)	(372,696)	(2,193,519)	(7,363,632)
Total distributable (accumulated) earnings (losses)	$411,893,475	$250,067,793	$444,514,883

[2]	The differences between book and tax basis were primarily due to wash sale and transfer-in-kind adjustments.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. The Trust terminated the Loan Agreement on February 21, 2025. Credit facility activity for the period ended February 21, 2025, was as follows:

	Large Cap Growth	Mid Cap Growth	Small Cap Growth
Maximum available credit	$30,000,000	$30,000,000	$30,000,000
Largest amount outstanding on an individual day	—	933,000	—
Average balance when in use	—	717,333	—
Loan outstanding as of February 21, 2025	—	—	—
Average interest rate when in use	—	7.58%	—

Effective February 21, 2025, the Trust secured an uncommitted, umbrella line of credit used for the benefit of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, Congress Small Cap Growth Fund, and Congress Intermediate Bond ETF (the “Borrowing Funds”) in the amount of the lesser of (a) $150,000,000 or, (b) 20% of respective Borrowing Fund’s market value, or (c) 33.33% of respective Borrowing Fund’s net assets. The credit facility is with the Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate. The prime rate was 7.00%, as of October 31, 2025.
During the period ended October 31, 2025, the Funds did not have any borrowings outstanding under the line of credit.

23

Congress Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Professionally Managed Portfolios
and Shareholders of the Congress Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedules of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2025

24

CONGRESS FUNDS
Approval of Investment Advisory Agreement (Unaudited)
CONGRESS LARGE CAP GROWTH FUND
CONGRESS MID CAP GROWTH FUND
CONGRESS SMALL CAP GROWTH FUND
At a meeting held on August 13-14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Congress Asset Management Company, LLP (the “Advisor”) for each of the Congress Large Cap Growth Fund, Congress Mid Cap Growth Fund, and Congress Small Cap Growth Fund (each a “Fund,” and together, the “Funds”). At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Congress Large Cap Growth Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one- and five-year periods and outperformed for the three-and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods. The Board also considered that the Fund underperformed its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board additionally considered the Fund’s performance compared to the Advisor’s large cap growth composite and similarly managed exchange-traded fund.

25

CONGRESS FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
For the Congress Mid Cap Growth Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-, three-, five-, and ten-year periods. The Board additionally considered the Fund’s performance compared to the Advisor’s mid cap growth composite.
For the Congress Small Cap Growth Fund, the Board noted that the Fund outperformed its Morningstar peer group average for the one-, three-, five- and ten-year periods. The Board also noted that the Fund outperformed the average of its Cohort for the one-, three-, five- and ten-year periods.. The Board also considered the Fund’s outperformance against its broad-based securities market benchmark for the one-, three-, five- and ten-year periods. The Board additionally considered the Fund’s performance compared to the Advisor’s small cap growth composite.
3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Congress Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”) and noted that the Fund was currently operating below these levels. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Large Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients and similarly managed exchange-traded fund differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Congress Mid Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.85% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”), and noted that the Fund was currently operating below these levels. The Board noted that the Fund’s net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than the median and average of its Cohort. The Trustees also noted that the fees charged to the Congress Mid Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Congress Small Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.00% for the Fund, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board noted that the Fund’s its net expense ratio (less Rule 12b-1 fees) was below its peer group average. The Board noted that the Fund’s advisory fee was above the median and average of its Cohort and that the Fund’s net expense ratio (less Rule 12b-1 fees) was above the median and average. The Trustees also noted that the fees charged to the Congress Small Cap Growth Fund as compared to the fees charged by the Advisor to its similarly managed separate account clients differed due to a number of factors. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board also considered that, with respect to the Congress Large Cap Growth Fund and Congress Mid Cap Growth Fund, the annual expense ratio for each Fund had declined to levels below the respective Expense Cap. The

26

CONGRESS FUNDS
Approval of Investment Advisory Agreement (Unaudited)(Continued)
Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds. The Board considered any additional materials benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars” and Rule 12b-1 fees on Retail Class shares paid to the Advisor. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

27

CONGRESS FUNDS
Additional Information
October 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended October 31, 2025, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2025, was as follows:

Congress Large Cap Growth Fund	100.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended October 31, 2025, was as follows:

Congress Large Cap Growth Fund	0.00%
Congress Mid Cap Growth Fund	0.00%
Congress Small Cap Growth Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Fund’s website at https://congress-mutual-funds.web.app/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at https://congress-mutual-funds.web.app/. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (888) 688-1299.

28

CONGRESS FUNDS
Additional Information
October 31, 2025 (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

29

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	1/8/2026

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	1/8/2026

* Print the name and title of each signing officer under his or her signature.